Equity reserves (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of warrant activity
	2024		2023
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	C$
Outstanding, beginning of year	6,407,883	4.50	8,697,550	4.50
Expired	(6,407,883)	4.50	(2,289,667)	4.50

Outstanding, end of year	-	-	6,407,883	4.50

Exercisable, end of year	-	-	6,407,883	4.50

Schedule of summarizes information of stock options outstanding
		Options Outstanding		Options Exercisable
Expiry date	Exercise price	Number of options outstanding	Weighted average remaining contractual life	Number of options exercisable	Weighted average remaining contractual life
	C$	#	Years	#	Years
June 30, 2026	3.25	680,703	1.50	680,703	1.50
March 9, 2027	4.16	666,135	2.19	666,135	2.19

		1,346,838	1.84	1,346,838	1.84

Schedule of fair value of stock options issued
December 31, 2023
Expected stock price volatility	32%
Risk-free interest rate	3.91%
Expected life	0.23 years
Grant date share price	$2.04
Expected dividend yield	2.12%

Schedule of summarizes the RSU activity
	2024		2023
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	C$
Outstanding, beginning of year	1,347,398	3.70	1,603,984	3.71
Granted	240,000	4.16	-	-
Cancelled	(240,560)	4.16	-	-
Forfeited	-	-	(68,732)	4.16
Expired	-	-	(187,854)	3.58

Outstanding, end of year	1,346,838	3.70	1,347,398	3.70

Exercisable, end of year	1,346,838	3.70	1,180,724	3.64
	2024		2023
	Number	Weighted average fair value	Number	Weighted average fair value
	#	$	#	$
Outstanding, beginning of year	952,018	2.62	615,044	2.56
Granted	990,804	2.01	749,739	2.58
Exercised	(633,761)	2.48	(408,206)	2.37
Forfeited	-	-	(4,559)	3.01

Outstanding, end of year	1,309,061	2.23	952,018	2.62

Vested, end of year	807,231	2.36	505,246	2.62